NOTE 3 - TRADEMARK AND PATENTS	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 3 - TRADEMARK AND PATENTS

Trademark and patents consist of the following as of December 31, 2017 and 2016:

	2017	2016
Patent costs	$433,865	$415,251
Trademark	770	770
	434,635	416,021
Accumulated amortization	(317,019)	(264,577)
Trademark and patents, net	$117,616	$151,444

Amortization expense for the years ended December 31, 2017 and 2016, was $52,442 and $55,896, respectively. The future amortization as of December 31, 2017, is as follows: 2018-$41,409; 2019-$27,745; 2020-$20,203; 2021-$12,956; 2022-$8,412 and thereafter-$6,891.